Dispositions	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Dispositions	DISPOSITIONS
On September 2, 2025, Fortis sold its 100% ownership interest in FortisTCI. As s result of the sale, Fortis recognized a $32 million loss related to income taxes and closing costs, which has been reflected in the Corporate and Other segment.

On October 31, 2025, Fortis sold its 100% ownership in Fortis Belize and its 33% ownership in Belize Electricity. Fortis recognized a loss on sale of $31 million, which has been reflected in the Corporate and Other segment.